Expense Example - Volatility Premium Plus ETF - Volatility Premium Plus ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 149
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	$ 1,745